Note 7 - Preferred Stock (Details Textual) - Scenario, Unspecified [Domain] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended			12 Months Ended
	Feb. 28, 2015	Dec. 31, 2013	Jun. 30, 2015		Jun. 30, 2014	Dec. 31, 2014	Apr. 08, 2015	Mar. 20, 2015	May. 14, 2013	Apr. 30, 2013	Jan. 17, 2013	Dec. 31, 2012
Series B Convertible Preferred Stock [Member] | Gross Proceeds [Member]
Proceeds from Issuance of Convertible Preferred Stock		$ 1,650
Series B Convertible Preferred Stock [Member]
Convertible preferred stock (in shares)			0		420	1,550
Preferred Stock, Shares Outstanding		1,650	100			100
Convertible Preferred Stock, Total Conversion Shares		4,714,286	285,714			285,714
Preferred Stock, Shares Issued		1,650	100			100
Preferred Stock, Par or Stated Value Per Share		$ 1,000	$ 1,000			$ 1,000
Proceeds from Issuance of Convertible Preferred Stock		$ 1,600
Convertible Preferred Stock, Conversion Price Per Share						$ 0.35
Series C Convertible Preferred Stock [Member] | Gross Proceeds [Member]
Proceeds from Issuance of Convertible Preferred Stock	$ 3,000
Series C Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding			3,000			0
Preferred Stock, Shares Issued	3,000		3,000			0
Preferred Stock, Par or Stated Value Per Share	$ 1,000		$ 1,000			$ 1,000
Proceeds from Issuance of Convertible Preferred Stock	$ 2,700
Convertible Preferred Stock, Conversion Price Per Share								$ 0.142
Series C Convertible Preferred Stock [Member]
Preferred Stock, Voting Rights	no
Convertible Preferred Stock, Total Conversion Shares							21,126,760
Convertible Preferred Stock, Conversion Price Per Share	$ 0.18						$ 0.142
Series D Warrants [Member] | Placement Agent for Offering [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights			0.17	[1]				0.142
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,333,333
Series D Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.22		0.17	[1]				0.1704
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	16,666,666
Warrant Term	5 years
Series E Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.18		0.14	[1]				0.142
Warrant Term	1 year
Series F Warrants [Members]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.22		0.17	[1]				$ 0.1704
Warrant Term	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights			0.20			0.66			$ 0.50	$ 0.60	$ 0.60	$ 0.75
Preferred Stock, Par or Stated Value Per Share		$ 0.01	$ 0.01			$ 0.01
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	49,999,998

[1]	See discussion under "Series C Convertible Preferred Stock" in Note 7.